RELATED PARTIES TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES TRANSACTIONS	RELATED PARTIES TRANSACTIONS
Transactions with related parties:

The following table sets forth transactions with related parties:

	Fiscal Year 2023	Fiscal Year 2022		Fiscal Year 2021
	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022	January 1, 2021 to December 31, 2021
Ship management fee revenue (a)	455	2,030	1,342	6,468
Ship management and administrative services expense (a)	(687)	(4,534)	(730)	(5,001)
Insurance commission (b)	(276)	—	—	1,482
Debt guarantee compensation (c)	(169)	(837)	—	—
Commitment fee (d)	(20)	(119)	—	—
Office rental (f)	(444)	—	—	—
	(1,141)	(3,460)	612	2,949

Amounts due to related parties:

Balances with related parties consisted of the following:

	Successor
(in thousands of $)	December 31, 2023	December 31, 2022
Balances due to Golar and its subsidiaries (e)	—	395
Balances due to QPSL and its affiliates (f)	757	1,231
Amounts due to related parties	757	1,626

(a) Ship management fees revenue / Ship management and administrative services expense - Golar through its subsidiary, Golar Management Ltd. ("Golar Management"), charged ship management fees for the provision of technical and commercial management of the vessels. Each of our Vessels is subject to management agreements pursuant to which certain commercial and technical management services were provided by Golar. This provision of technical and commercial management services includes management of four vessels owned by QPSL, subsequently acquired by the Company in November 2022.

In addition, Golar Management and Golar Management (Bermuda) Ltd., entered into the CoolCo Transition Services Agreement ("TSA") pursuant to which Golar provided corporate administrative services to CoolCo. On June 30, 2022, upon completion of the CoolCo Disposal, the CoolCo TSA was replaced by the CoolCo Administrative Services Agreement ("ASA"), for the provision of IT, accounting, treasury, finance operations and other corporate overhead functions.
Following the announcement on February 28, 2023 that Golar sold all (but one share) of its remaining shareholding interest in the common shares of the Company to EPS, it ceased to be a related party and subsequent transactions with Golar and its subsidiaries are treated as third party.

b) Insurance Services – Eastern Pacific Shipping Pte. Ltd., an affiliate of QPSL, provides CoolCo with insurance and claim handling services. The charges during the year ended December 31, 2023 represent the commission paid as a percentage of the gross premium for such insurances placed.

c) Debt guarantee compensation – Golar agreed to remain as the guarantor of the payment obligations of two of the acquired subsidiaries' debt related to two LNG carriers, Kool Ice and Kool Kelvin, in exchange for a guarantee fee of 0.5% on the outstanding principal balances, which as of December 31, 2023 was $176.7 million. The compensation amounted to $0.2 million and $0.8 million for the years ended December 31, 2023 and 2022 respectively.

(d) Commitment fee – We entered into a revolving credit facility of $25.0 million from Golar, which was terminated on May 28, 2023. The facility included a fixed interest rate and commitment fee on the undrawn loan of 5% and 0.5% per annum, respectively. The commitment fee amounted to Nil and $0.1 million for the years ended December 31, 2023 and 2022 respectively.

(e) Balances due to Golar and its subsidiaries - Receivables and payables with Golar and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services. In addition, certain receivables and payables arise when Golar pays an invoice on our behalf. Receivables and payables are generally settled quarterly in arrears. Balances owing from Golar and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business.

(f) Balances due to QPSL and its affiliates - Receivables and payables with QPSL and its affiliates as of December 31, 2023 are comprised primarily of the supervision cost capitalized in the Newbuild Vessels (See Note 13), and office rental. The balance as of December 31, 2022 primarily relates to management fees advances received for managing their vessels and office rental. We assumed these balances upon conclusion of the acquisition of the LNG carrier and FSRU management organization on June 30, 2022.